Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued expenses and other liabilities

10. Accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following:

	As of December 31
	2017	2018
	RMB	RMB
Accrued marketing expense	105,544	113,568
Accrued payment channel surcharges	26,053	25,728
Accrued professional service fee	21,333	31,446
Accrued technical services expense	16,854	16,510
Management fee payable to trust administrator	10,000	—
Payable for purchase of property, equipment and software	6,585	917
Others	25,245	34,350

	211,614	222,519